UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21633

Cohen & Steers Dividend Majors Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York,		NY 10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

		Number
		of Shares	Value
COMMON STOCK	99.6%
BASIC MATERIALS	4.9%
CHEMICALS	4.4%
Dow Chemical Co.		82,800	$3,227,544
E.I. Du Pont De Nemours & Co.		85,100	3,645,684
Eastman Chemical Co.		70,000	3,781,400
PPG Industries		28,700	1,925,196
			12,579,824
FOREST PRODUCTS & PAPER	0.5%
Weyerhaeuser Co.		24,600	1,513,638
TOTAL BASIC MATERIALS			14,093,462
COMMERCIAL SERVICES	2.5%
OFFICE/BUSINESS EQUIPMENT	1.3%
Pitney Bowes		82,700	3,669,399
PRINTING	1.2%
RR Donnelley & Sons Co.		110,200	3,632,192
TOTAL COMMERCIAL SERVICES			7,301,591
CONSUMER—CYCLICAL	2.1%
APPAREL	0.7%
Limited Brands		74,900	1,984,101
HOUSEWARE	1.4%
Newell Rubbermaid		142,500	4,035,600
TOTAL CONSUMER—CYCLICAL			6,019,701
CONSUMER—NON-CYCLICAL	11.7%
AGRICULTURE	2.0%
Altria Group		73,700	5,641,735
BEVERAGE	1.3%
Anheuser-Busch Companies		41,900	1,990,669
Coca Cola Co.		42,500	1,898,900
			3,889,569

		Number
		of Shares	Value
FOOD	3.0%
General Mills		37,100	$2,099,860
Heinz HJ Co.		72,400	3,035,732
Kellogg Co.		74,000	3,664,480
			8,800,072
HOUSEHOLD PRODUCTS	2.0%
Avery Dennison Corp.		30,000	1,805,100
Kimberly Clark Corp.		61,700	4,032,712
			5,837,812
PHARMACEUTICAL	3.4%
Abbott Laboratories		40,300	1,956,968
Eli Lilly and Co.		31,700	1,806,900
Pfizer		209,000	5,927,240
			9,691,108
TOTAL CONSUMER—NON-CYCLICAL			33,860,296
ENERGY—OIL & GAS	2.0%
ChevronTexaco Corp.		62,900	4,079,694
ConocoPhillips		29,100	1,732,323
			5,812,017
FINANCIAL	16.1%
BANK	12.2%
Bank of America Corp.		116,400	6,235,548
Comerica		72,800	4,143,776
Fifth Third Bancorp		92,500	3,522,400
First Horizon National Corp.		124,850	4,745,549
KeyCorp		143,000	5,353,920
National City Corp.		153,700	5,625,420
US Bancorp		175,100	5,816,822
			35,443,435
DIVERSIFIED FINANCIAL SERVICES	2.0%
Citigroup		115,100	5,717,017
SAVINGS & LOAN	1.9%
Washington Mutual		124,900	5,429,403
TOTAL FINANCIAL			46,589,855

		Number
		of Shares	Value
INDUSTRIAL	5.3%
BUILDING PRODUCTS	0.5%
Masco Corp.		56,500	$1,549,230
CONTAINERS & PACKAGING	0.6%
Sonoco Products Co.		54,300	1,826,652
DIVERSIFIED MANUFACTURING	2.6%
General Electric Co.		105,600	3,727,680
Leggett & Platt		73,300	1,834,699
3M Co.		24,200	1,800,964
			7,363,343
ENVIRONMENTAL CONTROL	0.5%
Waste Management		36,700	1,346,156
METAL FABRICATE/HARDWARE	1.1%
Worthington Industries		183,800	3,135,628
TOTAL INDUSTRIAL			15,221,009
REAL ESTATE	36.7%
DIVERSIFIED	4.7%
Entertainment Properties Trust		95,500	4,710,060
Vornado Realty Trust		82,500	8,992,500
			13,702,560
HEALTH CARE	1.6%
Ventas		118,000	4,547,720
INDUSTRIAL	1.0%
AMB Property Corp.		51,000	2,810,610
OFFICE	11.5%
Alexandria Real Estate Equities		35,200	3,301,760
Boston Properties		100,800	10,416,672
Brookfield Properties Corp.		176,800	6,244,576
Kilroy Realty Corp.		74,100	5,582,694
SL Green Realty Corp.		69,100	7,718,470
			33,264,172

		Number
		of Shares	Value
OFFICE/INDUSTRIAL	2.0%
Liberty Property Trust		124,300	$5,940,297
RESIDENTIAL—APARTMENT	4.7%
AvalonBay Communities		72,900	8,777,160
Essex Property Trust		39,200	4,758,880
			13,536,040
SELF STORAGE	1.6%
Public Storage		52,600	4,523,074
SHOPPING CENTER	9.6%
COMMUNITY CENTER	2.5%
Developers Diversified Realty Corp.		75,200	4,193,152
Kimco Realty Corp.		72,700	3,116,649
			7,309,801
REGIONAL MALL	7.1%
CBL & Associates Properties		100,700	4,220,337
General Growth Properties		55,200	2,630,280
Macerich Co.		89,800	6,857,128
Simon Property Group		74,600	6,760,252
			20,467,997
TOTAL SHOPPING CENTER			27,777,798
TOTAL REAL ESTATE			106,102,271
TELECOMMUNICATIONS	3.5%
Bellsouth Corp.		101,700	4,347,675
Verizon Communications		157,700	5,855,401
			10,203,076

		Number
		of Shares	Value
UTILITIES	14.8%
ELECTRIC—INTEGRATED	12.9%
Dominion Resources		27,600	$2,111,124
DTE Energy Co.		127,500	5,292,525
Energy East Corp.		207,300	4,917,156
Exelon Corp.		32,200	1,949,388
FPL Group		88,000	3,960,000
Pinnacle West Capital Corp.		135,300	6,095,265
PPL Corp.		115,600	3,803,240
SCANA Corp.		133,000	5,355,910
WPS Resources Corp.		75,700	3,756,991
			37,241,599
NATURAL GAS—DISTRIBUTION	1.9%
AGL Resources		152,400	5,562,600
TOTAL UTILITIES			42,804,199
TOTAL COMMON STOCK (Identified cost—$244,583,234)			288,007,477

		Principal
		Amount
COMMERCIAL PAPER	0.2%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$561,935)		$562,000	561,935

TOTAL INVESTMENTS (Identified cost—$245,145,169)	99.8%		288,569,412

OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		458,707

NET ASSETS (Equivalent to $22.57 per share based on 12,805,250 shares of common stock outstanding)	100.0%		$289,028,119

Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND MAJORS FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 28, 2006